Profit Share (Tables)	9 Months Ended
Sep. 30, 2018
Profit Share [Abstract]
Schedule Of Profit Share Earned And Accrued

	Three months ended:
	September 30,	September 30,
	2018	2017
Profit share earned	$-	$1,079
Reversal of profit share (1)	(532)	-
Profit share accrued	4,842	117,034
Total profit share	$4,310	$118,113

	Nine months ended:
	September 30,	September 30,
	2018	2017
Profit share earned	$-	$19,431
Profit share accrued	4,842	117,034
Total profit share	$4,842	$136,465

(1) On July 1st